Equipment Notes Receivable	12 Months Ended
Dec. 31, 2011
SQN Alternative Investment Fund III L.P.
Equipment Notes Receivable

6.  Equipment Notes Receivable

On October 31, 2011, the Company entered into a Senior Loan Note Instrument (the “Instrument”) with a special purpose entity controlled by SAM. This special purpose entity was set-up to provide financing for a hydro-electricity generating plant located on the Romney Weir in Windsor, England. The total amount available under the Instrument is £1,700,000, accrues interest at 12.0% per year and is guaranteed by the borrower’s parent company. Interest accrues on the Instrument until the project commencement date, as defined in the agreement, at which time all accrued interest is due and payable. Thereafter, repayment consisting of principal and interest commences three months after the project commencement date and quarterly thereafter. Quarterly principal and interest payments are calculated as follows: £46 per £1,000 of original outstanding principal for the first eight years and the £22 per £1,000 of original outstanding principal for the next three years.

The Company made four advances under this Instrument; (i) on November 2, 2011 for £300,000 ($479,730 applying exchange rates at November 15, 2011), (ii) on November 29, 2011 for £300,000 ($466,710 applying exchange rates at November 30, 2011), (iii) on December 14, 2011 for £300,000 ($464,370 applying exchange rates at December 15, 2011) and (iv) on February 2, 2012, for £250,000 ($395,750 applying exchange rates at February 15, 2012).

SQN AIF III GP, LLC
Equipment Notes Receivable

5.  Equipment Notes Receivable

On October 31, 2011, the Partnership entered into a Senior Loan Note Instrument (the “Instrument”) with a special purpose entity controlled by SAM. This special purpose entity was set-up to provide financing for a hydro-electricity generating plant located on the Romney Weir in Windsor, England. The total amount available under the Instrument is £1,700,000, accrues interest at 12.0% per year and is guaranteed by the borrower’s parent company. Interest accrues on the Instrument until the project commencement date, as defined in the agreement, at which time all accrued interest is due and payable. Thereafter, repayment consisting of principal and interest commences three months after the project commencement date and quarterly thereafter. Quarterly principal and interest payments are calculated as follows: £46 per £1,000 of original outstanding principal for the first eight years and the £22 per £1,000 of original outstanding principal for the next three years.

The Partnership made three advances under this Instrument; (i) on November 2, 2011 for £300,000 ($479,730 applying exchange rates at November 15, 2011), (ii) on November 29, 2011 for £300,000 ($466,710 applying exchange rates at November 30, 2011) and (iii) on December 14, 2011 for £300,000 ($464,370 applying exchange rates at December 15, 2011).